Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment
The following is a continuity of the Company’s goodwill by segment:

	Body Exteriors & Structures	Power & Vision	Seating Systems	Complete Vehicles	Total
Balance, December 31, 2019	$453	$1,243	$169	$111	$1,976
Acquisitions	4	—	1	—	5
Foreign exchange and other	21	77	6	10	114

Balance, December 31, 2020	478	1,320	176	121	2,095
Acquisitions	—	29	93	—	122
Foreign exchange and other	(7)	(80)	1	(9)	(95)

Balance, December 31, 2021	$471	$1,269	$270	$112	$2,122